CASH AND DUE FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND DUE FROM BANKS
Schedule of detailed information about cash and cash equivalents

	2019	2018
	S/(000)	S/(000)

Cash and clearing (b)	4,917,674	6,169,795
Deposits with Central Reserve Bank of Peru (BCRP) (b)	18,367,651	13,206,885
Deposits with Central Bank of Bolivia	646,865	791,083
Deposits with foreign banks (c)	1,408,117	1,219,006
Deposits with local banks (c)	481,412	499,431
Interbank funds	137,722	253,970
Accrued interest	14,601	20,633
Total cash and cash equivalents	25,974,042	22,160,803
Restricted funds	12,720	7,713
Total cash	25,986,762	22,168,516

Schedule of detailed information about reserve deposits

Cash and cash equivalents presented in the consolidated statement of cash flows exclude restricted funds, see note 3(ac).

b)    Cash and clearing and deposits with Central Reserve Bank of Peru -

These accounts mainly  include the legal cash requirements that Subsidiaries of Credicorp, incorporated in Peru, must keep to be able to honor their obligations with the public. The composition of these funds is as follows:

	2019	2018
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Peru	13,727,222	11,769,043
Cash in vaults of Bank	4,132,347	5,591,168
Total legal cash requirements	17,859,569	17,360,211

Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	4,640,429	1,437,842
Cash in vaults of Bank and others	785,327	578,627
Total additional funds	5,425,756	2,016,469
Total	23,285,325	19,376,680

(i)

At December 31, 2019 cash and deposits subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 5.01 percent and 35.06 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (5.01 percent and 35.12 percent, respectively, at December 31, 2018).

In Management's opinion, the Group has complied with the calculation legal cash requirements established by current regulations.

(ii)

At December 31, 2019, the Group maintains three “overnight” deposits with the BCRP, of which are one denominated in soles for S/360.0 million and two in U.S Dollars for of US$1,291.6 million, equivalent to S/4,280.4 million. At said date, the deposit in soles and deposits in U.S Dollars accrue interest at annual rates of 1.00 percent and 1.57 percent, respectively, and have maturities at 2 days.

At December 31, 2018, the Group maintains two “overnight” deposits with the BCRP, which are denominated in U.S Dollars for US$426.3 million, equivalent to S/1,437.8 million . At said date, deposits in U.S. Dollars accrue interest at annual rates of 2.43 percent and have maturities at 2 days.

c)      Deposits with local and foreign banks -

Deposits with local and foreign banks mainly consist of balances in soles and U.S. Dollars; these are cash in hand and earn interest at market rates. At December 31, 2019 and 2018 Credicorp and its Subsidiaries do not maintain significant deposits with any bank in particular.